CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2021
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
In the normal course of business, our partnership will enter into contractual commitments which include commitments relating to contracted project costs for various growth initiatives, committed expenditures associated with gas and electricity sales contracts at our U.K. regulated distribution operation, service agreements for the purchase and transportation of core utilities at our Canadian diversified midstream operation and leases associated with our U.S. data center operation, Indian telecom towers operation, North American rail operation and Canadian diversified midstream operation. As at December 31, 2021, our partnership had $8,376 million (2020: $5,750 million) of commitments outstanding, of which 11% mature in less than one year, 28% between two and five years, and 61% after five years.
In addition, pursuant to the Master Service Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. This fee is recorded on the Consolidated Statements of Operating Results in general and administrative expenses.